Direct Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Property taxes	$ 66,493	$ 55,615
Repairs and maintenance	22,252	17,995
Turnover	5,754	6,580
Property management expenses	29,247	24,543
Property insurance	6,081	4,966
Marketing and leasing	1,747	1,483
Homeowners' association (HOA) costs	6,169	4,906
Other direct expenses	8,025	5,154
Direct operating expenses	145,768	$ 121,242	[1]
Broker Fees Reclassified from Property Insurance to Property Management Expenses
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications	$ 340

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.